INCOME TAXES (Details 2)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
INCOME TAXES
U.S. statutory federal income tax rate	21.00%	21.00%	21.00%
Goodwill impairment		(11.10%)
Income tax expense (benefit) for the period		9.90%	21.00%